Leases - The Company as Lessee - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)
Operating Lease, Payments	$ 88,326	$ 97,726	$ 408,727
Office Space [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years		$ 8,279				€ 7,000
Operating lease monthly rent expense				$ 7,345	€ 6,500
Time Charter In Contracts [Member] | Minimum [Member]
Operating Lease Term Of Contract			1 year
Time Charter In Contracts [Member] | Maximum [Member]
Operating Lease Term Of Contract			5 years
Charter Hire Expenses [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years			$ 318,606
Charter Hire Expenses [Member] | Bareboat Charters [Member]
Current Period Gain Recognized	$ 130,000
Gas Premiership And Gas Cathar [Member] | Charter Hire Expenses [Member] | Bareboat Charters [Member]
Sale Type Minimum Lease Payments Transactions Within Two Years			$ 318,606